Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 10,312	$ 4,827
Short-term deposits	7,129	5,233
Marketable equity securities	14	23
Other receivables	311	613
Total current assets	17,766	10,696
Non-current Assets:
Operating lease right of use asset	1,172	1,278
Investment in affiliate company	5,385	6,729
Fixed assets, net	509	631
Total Non-current assets	7,066	8,638
Total assets	24,832	19,334
Current Liabilities:
Trade payables	94	498
Operating lease liability	394	411
Other accounts payable	1,269	1,130
Total current liabilities	1,757	2,039
Operating Lease Liability	888	1,007
Total liabilities	2,645	3,046
Shareholders' Equity:
Additional paid-in-capital	78,960	65,681
Accumulated deficit	(56,773)	(49,393)
Total shareholders' equity	22,187	16,288
Total liabilities and shareholders' equity	$ 24,832	$ 19,334